CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Current Assets
Cash and cash equivalents	$ 294,351	$ 676,137
Prepaid expenses	598,484	60,000
Total Current Assets	892,835	736,137
Property and Equipment, Net of Accumulated Depreciation of $4,780	3,742
Other Assets
Trademarks		5,401
Deposits	2,167
Deferred offering costs	64,801
In-process research and development	19,400,000
Goodwill	1,586,796
Total Other Assets	21,053,764	5,401
Total Assets	21,950,341	741,538
Current liabilities:
Accounts payable	909,156	559,150
Accrued expenses	958,101	8,260
Accrued compensation	903,250
Accrued interest	30,871
Notes payable - related parties	672,970
Derivative warrant liability	1,681,973	738,955
Due to related party	27,637	70,386
Total Current Liabilities	5,183,958	1,376,751
Commitments and contingencies
Stockholders' Equity (Deficit)
Preferred stock - $0.001 par value; 10,000,000 shares authorized; no shares issued and outstanding
Common stock - $0.001 par value; 200,000,000 shares authorized; 73,138,060 and 34,117,886 shares issued and outstanding at September 30, 2016 and 2015, respectively	73,138	34,118
Additional paid-in capital	34,029,492	8,371,218
Accumulated deficit	(17,336,247)	(9,040,549)
Total Stockholders' Equity (Deficit)	16,766,383	(635,213)
Total Liabilities and Stockholders' Equity (Deficit)	$ 21,950,341	$ 741,538